Consolidated Statements of Cash Flows $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) [1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
OPERATING ACTIVITIES
Net income from discontinuing operations	$ 87	$ 1,574,000,000	$ 115,000,000	$ 32,238,000,000
Income before income taxes from continuing operations	2,852	51,339,000,000	65,554,000,000	57,410,000,000
Profit (loss) before tax	2,939	52,913,000,000	65,669,000,000	89,648,000,000
Non-cash items adjustments:
Operating non-cash expenses (income)	370	6,682,000,000	663,000,000	(1,063,000,000)
Non-cash movements in post-employment and other non-current employee benefits obligations	68	1,230,000,000	983,000,000	910,000,000
Allowance of expected credit losses	69	1,238,000,000	1,176,000,000	1,367,000,000
Depreciation	2,238	40,291,000,000	35,199,000,000	31,896,000,000
Amortization of intangible assets and other current assets	214	3,847,000,000	4,111,000,000	2,121,000,000
Gain on sale of shares of long-lived assets	(21)	(373,000,000)	(150,000,000)	(7,185,000,000)
Dividends received	0	0	0	(3,311,000,000)
Disposal of long-lived assets	62	1,108,000,000	939,000,000	466,000,000
Impairment of long-lived assets	0	0	2,801,000,000	1,248,000,000
Share of the loss (profit) of equity method accounted investees, net of income taxes	83	1,498,000,000	993,000,000	406,000,000
Interest income	(426)	(7,662,000,000)	(11,910,000,000)	(17,609,000,000)
Interest expense	1,183	21,303,000,000	20,002,000,000	14,916,000,000
Foreign exchange (gain) loss , net	319	5,747,000,000	(11,929,000,000)	9,849,000,000
(Gain) on monetary position for subsidiaries in hyperinflationary economies	(21)	(385,000,000)	(209,000,000)	(94,000,000)
Market value (gain) loss on financial instruments	(96)	(1,729,000,000)	2,109,000,000	440,000,000
Net cash flows from operating activities before changes in operating accounts	6,906	124,374,000,000	106,282,000,000	90,935,000,000
Trade accounts receivable and other current assets	(438)	(7,895,000,000)	(9,761,000,000)	(12,125,000,000)
Other current financial assets	7	123,000,000	45,000,000	799,000,000
Inventories	(183)	(3,287,000,000)	(6,720,000,000)	(6,442,000,000)
Trade accounts payable and other accounts	(554)	(9,977,000,000)	11,578,000,000	11,177,000,000
Other non-current liabilities	(169)	(3,042,000,000)	(3,582,000,000)	659,000,000
Other current financial liabilities	(40)	(720,000,000)	150,000,000	3,959,000,000
Employee benefits paid	(89)	(1,607,000,000)	(1,039,000,000)	(1,070,000,000)
Cash flows from (used in) operations	5,440	97,969,000,000	96,953,000,000	87,892,000,000
Income taxes paid	(1,504)	(27,074,000,000)	(27,785,000,000)	(29,507,000,000)
Net cash generated by (used in) operating activities from discontinuing operations	10	185,000,000	2,342,000,000	(8,706,000,000)
Net cash generated by operating activities	3,946	71,080,000,000	71,510,000,000	49,679,000,000
INVESTING ACTIVITIES
Investment in equity method accounted investees	(13)	(229,000,000)	(750,000,000)	(1,202,000,000)
Other equity investments	(21)	(372,000,000)	167,000,000	0
Proceeds from disposal of investment	422	7,598,000,000	0	133,222,000,000
Purchases of cash investments	0	0	(8,740,000,000)	(26,725,000,000)
Proceeds from maturities of cash investments	1,014	18,255,000,000	0	0
Interest received	415	7,467,000,000	11,842,000,000	8,871,000,000
Derivative financial instruments	0	0	0	(199,000,000)
Dividends received from equity method accounted investees and other investees	1	23,000,000	19,000,000	3,449,000,000
Property, plant and equipment acquisitions	(2,138)	(38,502,000,000)	(43,682,000,000)	(34,814,000,000)
Proceeds from disposal of property, plant and equipment	39	697,000,000	872,000,000	857,000,000
Acquisition of intangible assets	(197)	(3,545,000,000)	(3,631,000,000)	(3,306,000,000)
Investment in other assets	2	33,000,000	(433,000,000)	(737,000,000)
Collections of other assets	64	1,143,000,000	327,000,000	775,000,000
Other non-current assets	(79)	(1,418,000,000)	(539,000,000)	(1,550,000,000)
Net cash (used in) generated by investing activities by discontinuing operations	0	0	(6,080,000,000)	25,426,000,000
Net cash (used in) generated by investing activities	(114)	(2,061,000,000)	(33,122,000,000)	132,292,000,000
FINANCING ACTIVITIES
Proceeds from bank loans and notes payable	629	11,333,000,000	1,207,000,000	11,238,000,000
Payments of bank loans and notes payable	(101)	(1,817,000,000)	(6,364,000,000)	(43,421,000,000)
Interest paid	(488)	(8,787,000,000)	(8,603,000,000)	(10,587,000,000)
Derivative financial instruments	(176)	(3,163,000,000)	(3,661,000,000)	5,882,000,000
Dividends paid	(2,773)	(49,925,000,000)	(25,080,000,000)	(18,798,000,000)
Shares repurchase	(687)	(12,364,000,000)	(20,311,000,000)	0
Acquisition of non-controlling interest	(179)	(3,222,000,000)	0	0
Interest paid on leases liabilities	(459)	(8,270,000,000)	(7,553,000,000)	(6,718,000,000)
Payments of leases	(877)	(15,791,000,000)	(12,122,000,000)	(9,453,000,000)
Other financing activities	0	6,000,000	(286,000,000)	32,000,000
Net cash used in financing activities from discontinuing operations	0	0	(1,276,000,000)	(20,727,000,000)
Net cash used in financing activities	(5,111)	(92,000,000,000)	(84,049,000,000)	(92,552,000,000)
(Decrease) increase in cash and cash equivalents	(1,279)	(22,981,000,000)	(45,661,000,000)	89,419,000,000
Supplemental Cash Flow Information Abstract [Abstract]
Increase in cash and cash equivalents from discontinuing operations	0	0	977,000,000	0
Cash and cash equivalents at the beginning of the period	7,766	139,834,000,000	165,112,000,000	83,439,000,000
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies	(490)	(8,873,000,000)	19,406,000,000	(7,746,000,000)
Cash and cash equivalents at the end of the period	5,997	107,980,000,000	139,834,000,000	165,112,000,000
Proximity Americas Division
INVESTING ACTIVITIES
Business acquisition	0	0	(7,517,000,000)	(3,786,000,000)
Valora
INVESTING ACTIVITIES
Business acquisition	0	0	0	(424,000,000)
Imbera
Non-cash items adjustments:
Gains (losses) on disposals of investments	0	0	(4,165,000,000)	0
INVESTING ACTIVITIES
Proceeds from disposal of investment	0	0	7,637,000,000	0
PTM
Non-cash items adjustments:
Gains (losses) on disposals of investments	(96)	(1,726,000,000)	0	0
INVESTING ACTIVITIES
Proceeds from disposal of investment	153	2,747,000,000	0	0
Solistica
Non-cash items adjustments:
Gains (losses) on disposals of investments	8	152,000,000	0	0
INVESTING ACTIVITIES
Proceeds from disposal of investment	224	4,042,000,000	0	0
Heineken Company
Non-cash items adjustments:
Gains (losses) on disposals of investments	13	240,000,000	0	(33,070,000,000)
Jetro Restaurant Depot
INVESTING ACTIVITIES
Proceeds from disposal of investment	0	0	17,386,000,000	7,967,000,000
Envoy and Other Acquisitions
INVESTING ACTIVITIES
Proceeds from disposal of investment	$ 0	$ 0	$ 0	$ 24,468,000,000

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4